Financial risk management - Disclosure of financial instruments that may impact net loss due to currency fluctuations (Details) $ in Thousands, $ in Thousands, $ in Thousands	Dec. 31, 2025 CAD ($)	Dec. 31, 2025 MXN ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Disclosure of detailed information about financial instruments [line items]
Trade and other receivables			$ 8,856	$ 7,132
Trade and other payables			$ 1,657
CAD [Member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	$ 1,880
Trade and other receivables	973
Trade and other payables	$ 6,403
MXN [Member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents		$ 975
Trade and other receivables		2,609
Trade and other payables		$ 13,010